(Loss) Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2026
(Loss) Earnings Per Share [Abstract]
Schedule of Diluted Earnings Per Share

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year.

	For the year ended March 31,
	2026	2025	2024
Numerator
Net (loss) income-basic and diluted	(8,004,730)	1,275,882	1,296,203

Denominator
Weighted average number of ordinary shares outstanding – basic and diluted	14,353,540	12,294,521	11,500,000

(Loss) earnings per share – basic and diluted	(0.56)	0.10	0.11